WARRANT LIABILITY (Details)	9 Months Ended
	Sep. 30, 2021 D $ / shares	Dec. 31, 2020 D $ / shares
Class of Warrant or Right [Line Items]
Threshold period for filling registration statement after business combination	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination | $ / shares	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating Market Value | D	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Public Warrants expiration term		5 years
Threshold period for filling registration statement after business combination		15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis		60 days
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares		$ 18.00
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination | $ / shares		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold trading days for calculating Market Value | D		20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Public Warrant
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares	$ 18.00